Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Issuances and Repurchases of Shares

Below are the issuances and repurchases of shares during 2016, 2017 and 2018 (after giving effect to the share split and conversion mentioned above):

	Number of shares
	Class A (former Ordinary non-voting)	Class B (former Ordinary voting)	Class C (cancelled)	Total
At January 1, 2016	—	165,699,072	—	165,699,072
Issuance	39,493,440	13,860	—	39,507,300

At December 31, 2016	39,493,440	165,712,932	—	205,206,372

Issuance	21,909,132	—	8,035,020	29,944,152
Repurchase and cancellation	(627,102)	(11,027,394)	(339,948)	(11,994,444)

At December 31, 2017	60,775,470	154,685,538	7,695,072	223,156,080

Issuance	4,276,916	—	—	4,276,916
Initial public offering	54,902,209	(9,084,027)	—	45,818,182
Vested awards	5,742,843	—	—	5,742,843
Repurchase and cancellation	—	—	(1,814,022)	(1,814,022)
Reclassification	—	5,881,050	(5,881,050)	—

At December 31, 2018	125,697,438	151,482,561	—	277,179,999